Dreyfus Strategic
      Municipals, Inc.


      SEMIANNUAL REPORT March 31, 2003



                      DREYFUS STRATEGIC MUNICIPALS, INC.

                            PROTECTING YOUR PRIVACY

                               OUR PLEDGE TO YOU

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the
Fund's policies and practices for collecting, disclosing, and safeguarding "nonpublic personal information," which may include financial or other customer information. These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund's consumer privacy policy, and may be amended at any time. We'll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund's agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The Fund collects a variety of nonpublic personal information, which may include:

* Information we receive from you, such as your name, address, and social security number.

* Information about your transactions with us, such as the purchase or sale of Fund shares.

* Information we receive from agents and service providers, such as proxy voting information.

  THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

  THANK YOU FOR THIS OPPORTUNITY TO SERVE YOU.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value



                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            17   Statement of Assets and Liabilities

                            18   Statement of Operations

                            19   Statement of Changes in Net Assets

                            20   Financial Highlights

                            22   Notes to Financial Statements

                            29   Officers and Directors

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                             Dreyfus Strategic Municipals, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Strategic Municipals, Inc. covers the six-month period from October 1, 2002, through March 31, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, W. Michael Petty.

A number of economic and political factors continued to support higher municipal bond prices during the reporting period. Faced with escalating tensions leading to the start of the war in Iraq, many investors preferred fixed-income securities over stocks. We believe that rising geopolitical tensions also contributed to the ongoing sluggishness of the U.S. economy, as many corporations apparently decided to wait until the situation in Iraq is resolved before committing to new capital spending. For its part, the Federal Reserve
Board contributed to the municipal bond market's strength by further reducing short-term interest rates in November 2002.

The result of these influences has been generally attractive total returns from high-quality, tax-exempt bonds. While history suggests that bond prices should moderate if the economy strengthens, we believe that the economy is unlikely to make significant gains until current uncertainties are resolved.

In the meantime, we believe it is more important than ever to follow a disciplined approach to investing. While it may be tempting to shift assets between stocks and bonds in response to near-term economic and market forces, adherence to your longstanding asset allocation strategy may be the most prudent course for the long term. Your financial advisor can help you to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


/s/Stephen E. Canter

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 15, 2003




DISCUSSION OF FUND PERFORMANCE

W. Michael Petty, Portfolio Manager

How did Dreyfus Strategic Municipals, Inc. perform during the period?

For the six-month period ended March 31, 2003, the fund achieved a total return of 0.11%.(1) Over the same period, the fund provided income dividends of $0.3600 per share, which is equal to a distribution rate of 7.53%.(2)

The municipal bond market exhibited generally strong performance, primarily due to the effects of declining interest rates and heightened demand from investors seeking stable alternatives to a declining stock market. However, the positive effects of these factors on the fund were largely offset by heightened volatility among some of its corporate-backed holdings.

What is the fund's investment approach?

The fund' s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in municipal obligations. Generally, the fund invests at least 50% of its net assets in municipal bonds considered investment-grade or the unrated equivalent as determined by Dreyfus.

To this end, we have constructed the portfolio by seeking income opportunities through analysis of each bond's structure, including paying close attention to each bond's yield, maturity and early redemption features.

Over time, many of the fund's relatively higher-yielding bonds mature or are redeemed by their issuers, and we generally attempt to replace those bonds with what we believe are comparable securities at then-prevailing yields. When we believe an opportunity exists, we also may seek to upgrade the portfolio's investments with newly issued bonds that, in our opinion, have better structural or income characteristics than existing holdings.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

The  fund  was  positively influenced by favorable market conditions, which were generally the result of a weak economy, falling interest rates and robust investor demand for high-quality, fixed-income securities. Widespread allegations of corporate malfeasance and heightened international tensions further supported investors' preferences for high-quality municipal bonds.

At the same time, investors generally shunned securities they considered risky, such as stocks and bonds issued by or on behalf of corporations. Unfortunately, the fund held a number of corporate-backed municipal bonds, including some issued on behalf of airlines. We attempted throughout the reporting period to reduce the fund' s exposure to corporate-backed bonds and improve its overall credit quality. We believe that we were successful in doing so. For example, the fund' s exposure to the troubled airline sector was trimmed from 7.5% of assets at the start of the reporting period to 3.7% by the reporting period's end.
Similarly, to protect our shareholders from the potentially adverse tax consequences of certain holdings, we reduced the fund's position in bonds whose income is subject to the federal alternative minimum tax (AMT) from 37.2% at the start of the reporting period to 26.8% by the reporting period's end.

When opportunities arose, we looked to replace the fund's corporate-backed and AMT holdings with higher-quality securities. As a result, the fund's overall credit quality improved. When the reporting period began, 59% of the fund's holdings was rated single-A or better. By the end of the reporting period, 68% of its holdings was rated single-A or better. At the top end of the rating scale, the percentage of the fund's assets rated triple-A rose from 28.5% at the start of the reporting period to 37% at the reporting period's end.

When making new purchases, we generally avoided states' general obligation bonds in favor of essential-services revenue bonds and tax-exempt securities enhanced with insurance.(3) In addition, we focused the fund's high-quality purchases on income-oriented securities selling at a modest premium. Historically, these types of bonds have offered greater defensive characteristics than others


Finally, the fund benefited from our leveraging strategy. Taking advantage of the reporting period' s low interest rates, we locked in low borrowing costs until 2005 on one of the fund' s issues of auction-rate preferred notes

What is the fund's current strategy?

Because of ongoing uncertainty related to prevailing geopolitical and economic factors, we continue to maintain a generally conservative posture. Accordingly, we have maintained the fund' s average duration at points we consider to be neutral. This strategy is designed to provide flexibility to participate in new opportunities for tax-exempt income while seeking to provide some protection from potential price erosion if economic growth accelerates. In addition, we recently have taken advantage of what we believe to be opportunities in bonds from certain states with relatively high income taxes. Known as "specialty state bonds," these securities have recently been available at prices we consider attractive relative to non-specialty state bonds. In our view, these are prudent strategies in today's uncertain economic and geopolitical environments.

April 15, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, BASED UPON NET ASSET VALUE PER SHARE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MARKET PRICE PER SHARE, NET ASSET VALUE PER SHARE AND INVESTMENT RETURN FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) DISTRIBUTION RATE PER SHARE IS BASED UPON DIVIDENDS PER SHARE PAID FROM NET INVESTMENT INCOME DURING THE PERIOD, ANNUALIZED, DIVIDED BY THE MARKET PRICE PER SHARE AT THE END OF THE PERIOD.

(3) INSURANCE ON INDIVIDUAL BONDS EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                             The Fund

STATEMENT OF INVESTMENTS

March 31, 2003 (Unaudited)




                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--146.3%                                                       Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
ALABAMA--3.5%

Alabama Industrial Development Authority, SWDR

   (Pine City Fiber Co.) 6.45%, 12/1/2023                                                     4,725,000                4,555,467

Houston County Health Care Authority

   6.25%, 10/1/2030 (Insured; AMBAC)                                                          8,000,000                9,180,160

Jefferson County, Sewer Revenue

   5.25%, 2/1/2023 (Insured; FGIC)                                                            5,000,000                5,253,750

ALASKA--1.5%

Alaska Housing Finance Corp.:

   6%, 12/1/2040                                                                                455,000                  480,826

   6%, 6/1/2049 (Insured; MBIA)                                                               4,000,000                4,225,080

Valdez, Marine Terminal Revenue

   (BP Pipelines Inc. Project) 5.65%, 12/1/2028                                               3,200,000                3,254,272

ARKANSAS--3.5%

Arkansas Development Finance Authority, SFMR

  (Mortgage Backed Securities Program):

      6.45%, 7/1/2031 (Guaranteed; GNMA, FNMA)                                                7,060,000                7,542,198

      6.25%, 1/1/2032 (Guaranteed; GNMA)                                                      4,945,000                5,276,315

Little Rock School District

   5.25%, 2/1/2030 (Insured; FSA)                                                             6,000,000                6,206,520

ARIZONA--7.9%

Apache County Industrial Development Authority, PCR

  (Tucson Electric Power Co. Project):

      5.85%, 3/1/2028                                                                         3,800,000                3,462,180

      5.875%, 3/1/2033                                                                        1,325,000                1,210,639

Maricopa Pollution Control Corp., PCR

   (Public Service Co.) 5.75%, 11/1/2022                                                      6,000,000                5,933,700

Pima County Industrial Development Authority, Industrial

   Revenue (Tucson Electric Power Co. Project)
   6%, 9/1/2029                                                                              14,265,000               13,335,207

Scottsdale Industrial Development Authority, HR

   (Scottsdale Healthcare) 5.80%, 12/1/2031                                                   6,000,000                6,127,200

Tempe Industrial Development Authority, IDR

   (California Micro Devices Corp. Project)
   10.50%, 3/1/2018                                                                           6,535,000                6,556,500

Tucson, Water System Revenue

   5%, 7/1/2021 (Insured; FGIC)                                                               3,500,000                3,637,690

University of Arkansas, University Revenue (Fayetteville

   Campus) 5%, 12/1/2027 (Insured; FGIC)                                                      2,000,000                2,049,340


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA--5.3%

California Pollution Control Financing Authority, PCR

   (Southern California Edison Co.) 7%, 2/28/2008                                             5,000,000                5,089,200

State of California 9.55%, 12/1/2018 (Insured; FSA)                                          10,000,000  (a,b)        10,372,700

Los Angeles Unified School District

   5.25%, 7/1/2020 (Insured; FSA)                                                             4,000,000                4,313,760

Orange County Water District, Revenue, COP

   5%, 8/15/2028 (Insured; MBIA)                                                              8,840,000                9,015,209

COLORADO--1.4%

Denver City and County, Special Facilities Airport

  Revenue (United Airlines Project)

   6.875%, 10/1/2032                                                                          6,950,000  (d)           1,807,000

El Paso County School District No. 2 (Harrison)

   5%, 12/1/2027 (Insured; MBIA)                                                              2,000,000                2,047,780

Northwest Parkway Public Highway Authority,

   Revenue 7.125%, 6/15/2041                                                                  3,500,000                3,659,530

DELAWARE--1.4%

Delaware Transportation Authority,

  Transportation System Revenue

   5%, 7/1/2019 (Insured; AMBAC)                                                              6,865,000                7,273,811

FLORIDA--5.0%

Florida Housing Finance Corp., Housing Revenue

  (Nelson Park Apartments)

   6.40%, 3/1/2040 (Insured; FSA)                                                            12,380,000               13,321,499

Orange County Health Facility Authority, HR

   (Regional Healthcare Systems) 6%, 10/1/2026                                                2,000,000                2,070,600

Pasco County, Sales Tax Revenue

   (Half-Cent) 5.125%, 12/1/2028 (Insured; AMBAC)                                            10,150,000               10,504,540

South Miami Health Facilities Authority, HR

   (Baptist Health of South Florida Group)
   5.25%, 11/15/2033                                                                            950,000                  942,077

GEORGIA--1.9%

Georgia Housing Finance Authority, SFMR
   6.45%, 12/1/2030                                                                           5,365,000                5,764,961

Private Colleges and Universities Facilities Authority,
   Revenue (Clark Atlanta University Project)

   8.25%, 1/1/2015 (Prerefunded 1/1/2003)                                                     4,127,500  (c)           4,364,831

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HAWAII--1.3%

Hawaii Department of Transportation,
  Special Facility Revenue:

      (Caterair International Corp. Project)
         10.125%, 12/1/2010                                                                   3,600,000                3,606,948

      (Continental Airlines, Inc.)
         5.625%, 11/15/2027                                                                   6,820,000                3,316,566

IDAHO--.8%

Power County Industrial Development Corp, SWDR

   (FMC Corp. Project) 6.45%, 8/1/2032                                                        5,450,000                4,454,885

ILLINOIS--8.0%

Chicago:

   6.125%, 1/1/2028 (Insured; FGIC)                                                          15,815,000               17,978,176

   (Wastewater Transmission Revenue)

      6%, 1/1/2030 (Insured; MBIA)                                                            3,000,000                3,539,370

Chicago-O'Hare International Airport,
   Special Facility Revenue:

      (Delta Airlines Project) 6.45%, 5/1/2018                                                4,855,000                2,239,272

      (United Airlines, Inc. Project):

         6.75%, 11/1/2011                                                                     2,000,000  (d)             240,000

         6.30%, 5/1/2016                                                                     13,450,000  (d)           1,176,875

Illinois Health Facilities Authority, Revenue:

   (Advocate Network Health Care) 6.125%, 11/15/2022                                          4,020,000                4,331,148

   (OSF Healthcare System) 6.25%, 11/15/2029                                                  7,730,000                8,112,480

   (Swedish American Hospital) 6.875%, 11/15/2030                                             4,990,000                5,380,517

INDIANA--2.1%

Franklin Township Independent School Building Corp.,

   First Mortgage 6.125%, 1/15/2022                                                           6,500,000                7,843,355

Indiana Housing Finance Authority, SFMR
   5.95%, 1/1/2029                                                                            3,420,000                3,548,592

KANSAS--3.6%

Kansas Development Finance Authority, Revenue:

  (Board of Regents-Scientific Resource)

      5%, 10/1/2021 (Insured; AMBAC)                                                          5,290,000                5,571,005

   Health Facility (Sisters of Charity) 6.25%, 12/1/2028                                      3,000,000                3,232,140

Wichita, HR (Christian Health System Inc.)

   6.25%, 11/15/2024                                                                         10,000,000               10,713,300

KENTUCKY--1.1%

Kenton County Airport Board, Airport Revenue

  (Special Facilities-Delta Airlines Project)

   6.125%, 2/1/2022                                                                           9,200,000                5,661,680


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

LOUISIANA--2.4%

Greater New Orleans Expressway Commission, Revenue

   5%, 11/1/2027 (Insured; AMBAC)                                                             3,000,000                3,062,190

Parish of Saint James, SWDR (Freeport-McMoRan
   Partnership Project) 7.70%, 10/1/2022                                                     10,000,000                9,674,700

MAINE--.8%

Maine Housing Authority, Mortgage
   5.30%, 11/15/2023                                                                          4,000,000                4,151,360

MARYLAND--1.0%

Baltimore County, PCR

   (Bethlehem Steel Corp. Project) 7.50%, 6/1/2015                                            2,500,000  (d)              93,750

Maryland Economic Development Corp., Student

   Housing Revenue (University of Maryland)
   5.75%, 10/1/2033                                                                           5,000,000                5,031,350

MASSACHUSETTS--4.3%

Massachusetts Industrial Finance Agency, Revenue

   (Ogden Haverhill Project) 5.60%, 12/1/2019                                                 6,000,000                5,491,800

Massachusetts Health and Educational Facilities Authority,

  Revenue:

    (Beth Israel Hospital Issue)

         9.942%, 7/1/2025 (Insured; AMBAC)                                                    3,000,000  (a)           3,137,850

      (Partners Healthcare System) 5.75%, 7/1/2032                                            5,000,000                5,250,000

      (Harvard University Issue) 6%, 7/1/2035                                                 8,000,000                9,530,880

MICHIGAN--4.4%

Michigan Hospital Finance Authority, HR:

   (Ascension Health Credit) 6.125%, 11/15/2026                                               5,000,000                6,017,750

   (Crittenton Hospital) 5.625%, 3/1/2027                                                     2,000,000                2,048,760

   (Genesys Health System Obligated Group)

      8.125%, 10/1/2021 (Prerefunded 10/1/2005)                                               5,000,000  (c)           5,913,000

Michigan Strategic Fund, Resource Recovery Limited

  Obligation Revenue (Detroit Edison Co.)

   5.25%, 12/15/2032                                                                          3,000,000                3,062,670

Michigan Strategic Fund, SWDR

   (Genesee Power Station Project) 7.50%, 1/1/2021                                            7,140,000                6,827,982

MINNESOTA--1.8%

Duluth Economic Development Authority, Health

  Care Facilities Revenue (Saint Luke's

   Hospital) 7.25%, 6/15/2032                                                                 5,000,000                5,005,300

Minnesota Housing Finance Agency, Residential

   Housing Finance 5%, 1/1/2020                                                               4,525,000                4,661,881

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MISSISSIPPI--3.5%

Claiborne County, PCR (Middle South Energy, Inc.)

   (System Energy Resources, Inc.) 6.20%, 2/1/2026                                            4,545,000                4,530,774

Mississippi Business Finance Corp., PCR (System Energy

   Resource Inc. Project) 5.875%, 4/1/2022                                                   14,810,000               14,536,015

MISSOURI--3.3%

Missouri Health and Educational Facilities Authority,

  Health Facilities Revenue (Saint Anthony's

   Medical Center) 6.25%, 12/1/2030                                                           6,750,000                7,059,150

Missouri Development Finance Board, Infrastructure

  Facilities Revenue (Branson):

      5.375%, 12/1/2027                                                                       2,000,000                2,010,320

      5.50%, 12/1/2032                                                                        4,500,000                4,541,625

Saint Louis Industrial Development Authority, Revenue

   (Saint Louis Convention Center) 7.25%, 12/15/2035                                          4,250,000                4,202,655

MONTANA--4.1%

Forsyth, PCR (Puget Sound Energy)

   5%, 3/1/2031 (Insured; AMBAC)                                                             14,225,000               14,518,604

Montana Board of Housing, Single Family Mortgage

   6.45%, 6/1/2029                                                                            7,340,000                7,832,000

NEVADA--2.7%

Washoe County (Reno-Sparks Convention Center)

   6.40%, 7/1/2029 (Insured; FSA)                                                            12,000,000               14,342,040

NEW HAMPSHIRE--2.8%

New Hampshire Business Finance Authority, PCR

  (Public Service Co. of New Hampshire)

   6%, 5/1/2021 (Insured; AMBAC)                                                              7,000,000                7,753,760

New Hampshire Health and Educational Facilities

  Authority, Revenue (Exeter Project):

      6%, 10/1/2024                                                                           1,000,000                1,058,390

      5.75%, 10/1/2031                                                                        1,000,000                1,032,220

New Hampshire Industrial Development Authority, PCR

   (Connecticut Light and Power) 5.90%, 11/1/2016                                             5,000,000                5,129,750

NEW JERSEY--4.6%

New Jersey Economic Development Authority, Special
  Facility Revenue (Continental Airlines Inc. Project)

   6.40%, 9/15/2023                                                                           2,000,000                1,253,480

New Jersey Environmental Infrastructure Trust

   5%, 9/1/2020                                                                               6,330,000                6,665,047

New Jersey Health Facilities Financing Authority,
   Revenue (Christian Health Care Center)
   8.75%, 7/1/2018                                                                           14,180,000               17,035,994


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW MEXICO--1.8%

Farmington, PCR:

  (El Paso Electric Co. Project)

      6.375%, 6/1/2032                                                                        5,370,000                5,439,434

   (Tucson Electric Power Co., San Juan)

      6.95%, 10/1/2020                                                                        4,000,000                4,138,880

NEW YORK--4.0%

Long Island Power Authority, New York
  Electric System Revenue

   8.404% 12/1/2016                                                                          10,000,000  (a,b)        11,363,200

New York Transitional Finance Authority, Revenue

   (Future Tax Secured) 5%, 2/1/2031                                                         10,000,000               10,103,900

NORTH DAKOTA--2.3%

North Dakota Housing Finance Agency,
  Home Mortgage Revenue

    (Housing Finance Program):

         6.50%, 1/1/2031                                                                      8,395,000                8,968,043

         6.15%, 7/1/2031                                                                      3,150,000                3,318,431

OHIO--5.6%

Cuyahoga County , Revenue 6%, 1/1/2032                                                        2,000,000                2,086,120

Mahoning County, Hospital Facilities Revenue

   (Forum Health Obligation Group) 6%, 11/15/2032                                             7,000,000                7,246,890

Ohio Air Quality Development Authority, PCR

  (Cleveland Electric Illuminating)

   6.10%, 8/1/2020 (Insured; ACA)                                                             3,000,000                3,149,640

Ohio Higher Educational Facility Revenue

   (Kenyon College Project) 4.95%, 7/1/2037                                                   5,000,000                5,205,050

Ohio Housing Finance Agency,
   Residential Mortgage Revenue:

      6.25%, 9/1/2020 (Collateralized; GNMA)                                                  3,730,000                3,991,510

      6.35%, 9/1/2031 (Collateralized; GNMA)                                                  3,730,000                3,988,116

Ohio Water Development Authority, Pollution Control

  Facilities Revenue (Cleveland Electric

   Illuminating) 6.10%, 8/1/2020 (Insured; ACA)                                               4,350,000                4,566,978

OKLAHOMA--2.4%

Oklahoma Industries Authority

   (Health System Obligated Group) 5.75%, 8/15/2029                                          12,230,000               13,147,495

OREGON--1.6%

Port of Portland, International Airport Revenue

  (Portland International Airport)

   5.50%, 7/1/2024 (Insured; AMBAC)                                                           5,000,000                5,294,900

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

OREGON (CONTINUED)

Tigard--Tualatin School District No. 23

   5.375%, 6/15/2019 (Insured; MBIA)                                                          3,000,000                3,275,010

PENNSYLVANIA--1.9%

Pennsylvania Housing Financing Authority

   10.544%, 4/1/2025                                                                          6,000,000  (a)           6,245,280

York County Hospital Authority, Revenue

   (Health Center--Lutheran Social Services)
   6.50%, 4/1/2022                                                                            4,250,000                4,117,781

SOUTH CAROLINA--2.7%

Greenville Hospital System, Hospital Facilities Revenue

   5.50%, 5/1/2026 (Insured; AMBAC)                                                           5,000,000                5,283,300

Piedmont Municipal Power Agency, Electric Revenue

   6.55%, 1/1/2016                                                                            1,690,000                1,691,724

Tobacco Settlement Revenue Management Authority,

  Tobacco Settlement Revenue:

      6.375%, 5/15/2028                                                                         305,000                  265,335

      6.375%, 5/15/2030                                                                       8,400,000                7,279,860

TENNESSEE--5.4%

Knox County Health Educational and Housing Facilities

  Board, Hospital Facilities Revenue

  (Baptist Health System of Eastern Tennessee)

   6.50%, 4/15/2031                                                                           4,910,000                5,057,496

Memphis Center City Revenue Finance Corp.,
   Tennessee Sports Facility Revenue
   (Memphis Redbirds) 6.50%, 9/1/2028                                                        10,000,000               10,028,800

Tennessee Housing Development Agency
   (Homeownership Program) 6.40%, 7/1/2031                                                   12,770,000               13,870,774

TEXAS--13.5%

Austin Convention Enterprises Inc., Convention Center

  Hotel Revenue:

      5.75%, 1/1/2016                                                                         5,200,000                5,629,780

      6.70%, 1/1/2028                                                                         4,000,000                4,169,520

      5.75%, 1/1/2032                                                                         6,500,000                6,798,870

      6.70%, 1/1/2032                                                                         3,500,000                3,634,295

Harris County Health Facilities Development Corp., HR

  (Memorial Hermann Hospital System Project)

   6.375%, 6/1/2029                                                                           8,500,000                9,082,760


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TEXAS (CONTINUED)

Houston Airport System, Special Facilities Revenue,

  Airport Improvement (Continental Airlines):

      6.125%, 7/15/2027                                                                       6,375,000                3,099,844

      6.75%, 7/1/2029                                                                         8,250,000                4,383,060

      5.70%, 7/15/2029                                                                        3,750,000                1,748,250

Sabine River Authority, PCR (TXU Electric Co. Project)

   6.45%, 6/1/2021                                                                            8,300,000                8,089,678

Sam Rayburn Municipal Power Agency, Power Supply

   System Revenue 5.75%, 10/1/2021                                                            6,000,000                6,418,980

Texas Department of Housing and Community Affairs,

   Collateralized Home Mortgage Revenue
   12.35%, 7/2/2024                                                                           3,950,000  (a)           4,847,638

Texas Turnpike Authority, Central Texas Turnpike System
   Revenue 5.75%, 8/15/2038 (Insured; AMBAC)                                                  7,100,000                7,752,277

Tomball Hospital Authority, HR
   (Tomball Regional Hospital)
   6%, 7/1/2025                                                                               4,000,000                4,039,680

Tyler Health Facilities Development Corp., HR

  (East Texas Medical Center Regional Health Care

   System Project) 6.75%, 11/1/2025                                                           3,000,000                2,888,970

UTAH--.8%

Carbon County, SWDR (Sunnyside Cogeneration)

   7.10%, 8/15/2023                                                                           4,536,000                4,432,534

VERMONT--1.1%

Vermont Housing Finance Agency, Single Family Housing

   6.40%, 11/1/2030 (Insured; FSA)                                                            5,540,000                5,894,283

VIRGINIA--2.2%

Greater Richmond Convention Center Authority,
   Hotel Tax Revenue (Convention Center
   Expansion Project) 6.25%, 6/15/2032                                                       10,500,000               11,712,645

WASHINGTON--5.7%

Energy Northwest:

   Electric Revenue 10.20%, 7/1/2018 (Insured; MBIA)                                         10,000,000  (a,b)        12,444,100

   Wind Project Revenue 5.875%, 7/1/2020                                                      3,000,000                3,064,110

Public Utility District No. 1 of Pend Orielle County,
   Electric Revenue 6.375%, 1/1/2015                                                          3,755,000                3,996,784

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

WASHINGTON (CONTINUED)

Seattle, Water System Revenue

   6%, 7/1/2029 (Insured; FGIC)                                                              10,000,000               11,320,700

WEST VIRGINIA--3.2%

Braxton County, SWDR (Weyerhaeuser Co. Project):

   6.125%, 4/1/2026                                                                          14,000,000               14,172,200

West Virginia Housing Development Fund,
   Housing Finance 6.50%, 5/1/2028                                                              650,000                  693,945

West Virginia Water Development Authority, Water

   Development Revenue 6.375%, 7/1/2039                                                       2,250,000                2,504,678

WISCONSIN--5.7%

Badger Tobacco Asset Securitization Corp., Tobacco

  Settlement Revenue:

      7%, 6/1/2028                                                                           24,000,000               22,816,080

      6.375%, 6/1/2032                                                                        2,500,000                2,185,650

Wisconsin Health and Educational Facilities Authority,
   Health, Hospital and Nursing Home Revenue

   (Aurora Health Care Inc.) 5.60%, 2/15/2029                                                 5,205,000                4,995,395

Wisconsin Housing and Economic Development Authority

   9.845%, 7/1/2025                                                                             900,000  (a,b)           940,887

WYOMING--.9%

Sweetwater County, SWDR (FMC Corp. Project):

   7%, 6/1/2024                                                                               3,150,000                2,820,321

   6.90%, 9/1/2024                                                                            2,000,000                1,769,580

U. S. RELATED--1.5%

Guam Housing Corp., SFMR

   5.75%, 9/1/2031 (Collateralized; FHLMC)                                                      965,000                1,050,875

Puerto Rico Highway and Transportation Authority,
   Transportation Revenue 6%, 7/1/2039                                                        6,000,000                7,165,380

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $778,867,988)                                                                                               787,931,594


                                                                                              Principal
SHORT-TERM MUNICIPAL INVESTMENTS--3.4%                                                        Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALASKA--2.3%

Valdez, Marine Terminal Revenue, VRDN (Exxon Mobil

   Pipeline Co. Project) 1.10%                                                               12,600,000  (e)          12,600,000

MASSACHUSETTS--.2%

Massachusetts Health and Educational Facilities Authority,

   Revenue, VRDN (Capital Asset Program) 1.15%                                                1,000,000  (e)           1,000,000

NEW YORK--.2%

New York, VRDN 1.15% (Insured; MBIA)                                                          1,200,000  (e)           1,200,000

TEXAS--.7%

Gulf Coast Waste Disposal Authority, PCR, VRDN

   (Amoco Oil Co. Project) 1.10%                                                              3,600,000  (e)           3,600,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

   (cost $18,400,000)                                                                                                 18,400,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $797,267,988)                                                             149.7%             806,331,594

CASH AND RECEIVABLES (NET)                                                                          3.2%              17,103,175

PREFERRED STOCK, AT REDEMPTION VALUE                                                              (52.9%)           (285,000,000)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                      100.0%             538,434,769

                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

Summary of Abbreviations

ACA                 American Capital Access

AMBAC               American Municipal Bond Assurance
                    Corporation

COP                 Certificate of Participation

FGIC                Financial Guaranty Insurance
                    Company

FHLMC               Federal Home Loan Mortagage
                    Corporation

FNMA                Federal National Mortgage
                    Association

FSA                 Financial Security Assurance

GNMA                Government National Mortgage
                    Association

HR                  Hospital Revenue

IDR                 Industrial Development Revenue

MBIA                Municipal Bond Investors Assurance
                    Insurance Corporation

PCR                 Pollution Control Revenue

SFMR                Single Family Mortgage Revenue

SWDR                Solid Waste Development Revenue

VRDN                Variable Rate Demand Notes


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                            Value (%)
------------------------------------------------------------------------------------------------------------------------------------
AAA                              Aaa                             AAA                                              37.0

AA                               Aa                              AA                                               13.6

A                                A                               A                                                17.4

BBB                              Baa                             BBB                                              12.8

BB                               Ba                              BB                                                7.6

B                                B                               B                                                 1.7

CCC                              Caa                             CCC                                                .2

CC                               Ca                              CC                                                 .2

F1                               Mig1                            SP1                                               2.3

Not Rated( f)                    Not Rated( f)                   Not Rated( f)                                     7.2

                                                                                                                 100.0

(A)  INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE
     PERIODICALLY.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT MARCH 31,
     2003, THESE SECURITIES AMOUNTED TO $35,120,891 OR 6.5% OF NET ASSETS
     APPLICABLE TO COMMON SHAREHOLDERS.

(C)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
     SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND
     INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(D)  NON-INCOME PRODUCING SECURITY--INTEREST PAYMENTS IN DEFAULT.

(E)  SECURITIES PAYABLE ON DEMAND. VARIABLE RATE INTEREST--SUBJECT TO PERIODIC
     CHANGE.

(F)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
     HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.



SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           797,267,988   806,331,594

Cash                                                                     68,628

Interest receivable                                                  13,959,313

Receivable for investment securities sold                             8,862,540

Prepaid expenses                                                        467,876

                                                                    829,689,951
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           527,558

Payable for investment securities purchased                           5,120,730

Dividends payable to preferred shareholders                             247,566

Commissions payable                                                       7,062

Accrued expenses                                                        352,266

                                                                      6,255,182
--------------------------------------------------------------------------------

AUCTION PREFERRED STOCK, Series M, T, W, Th and F
  par value $.001 per share (11,400 shares issued
  and outstanding a $25,000 per share liquidation
  preference)--Note 1                                               285,000,000
--------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ($)                    538,434,769
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Common Stock, par value $.001 per share
  (59,703,072 shares issued and outstanding)                             59,703

Paid-in capital                                                     562,775,495

Accumulated undistributed investment income--net                      9,215,063

Accumulated net realized gain (loss) on investments                 (42,679,098)

Accumulated net unrealized appreciation
  (depreciation) on investments                                       9,063,606
--------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                        538,434,769
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(500 million shares of $.001 par value Common Stock authorized)      59,703,072

NET ASSET VALUE PER SHARE OF COMMON STOCK ($)                              9.02

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     26,117,645

EXPENSES:

Management fee--Note 3(a)                                            3,086,787

Commission fee--Note 1                                                 374,780

Shareholder servicing costs                                             72,955

Custodian fees--Note 3(b)                                               69,922

Shareholders' reports                                                   47,576

Professional fees                                                       42,485

Directors' fees and expenses--Note 3(c)                                 31,351

Registration fees                                                       25,833

Miscellaneous                                                           24,636

TOTAL EXPENSES                                                       3,776,325

INVESTMENT INCOME--NET                                              22,341,320
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                            (13,473,393)

Net unrealized appreciation (depreciation) on investments           (5,868,579)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (19,341,972)

DIVIDENDS ON PREFERRED STOCK                                        (2,221,606)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   777,742

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                           March 31, 2003            Year Ended
                                               (Unaudited)   September 30, 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         22,341,320            47,823,496

Net realized gain (loss) on investments       (13,473,393)          (18,783,774)

Net unrealized appreciation
   (depreciation) on investments               (5,868,579)           (2,508,827)

Dividends on Preferred Stock                   (2,221,606)           (4,821,324)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      777,742            21,709,571
--------------------------------------------------------------------------------

DIVIDENDS TO COMMON SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                        (21,394,278)          (39,168,624)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

DIVIDENDS REINVESTED                            4,294,118             6,491,435

TOTAL INCREASE (DECREASE) IN NET ASSETS       (16,322,418)          (10,967,618)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           554,757,187           565,724,805

END OF PERIOD                                 538,434,769           554,757,187

Undistributed investment income--net            9,215,063            10,145,155
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

SHARES ISSUED FOR DIVIDENDS REINVESTED            468,458               685,471

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements and market price data for the fund's common shares.



                                          Six Months Ended

                                            March 31, 2003                            Year Ended September 30,
                                                              ----------------------------------------------------------------------

                                                (Unaudited)         2002(a)       2001          2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                                9.37          9.66          9.38          9.41          10.22         10.02

Investment Operations:

Investment income--net                                 .38(b)        .81(b)        .82           .71            .56           .59

Net realized and unrealized
   gain (loss) on investments                         (.33)         (.35)          .18           .02           (.80)          .25

Dividends on Preferred Stock
   from net investment income                         (.04)         (.08)         (.16)         (.13)            --            --

Total from
   Investment Operations                               .01           .38           .84           .60           (.24)          .84

Distributions to
   Common Shareholders:

Dividends from investment
   income--net                                        (.36)         (.67)         (.56)         (.55)          (.57)         (.64)

Dividends from net realized
   gain on investments                                  --            --            --          (.02)            --            --

Total Distributions to
   Common Shareholders                                (.36)         (.67)         (.56)         (.57)          (.57)         (.64)

Capital Stock transactions,
   net effect of Preferred
   Stock offerings                                      --            --            --          (.06)            --            --

Net asset value, end of period                        9.02          9.37          9.66          9.38           9.41         10.22

Market value, end of period                           9.56         10.11          9.69        8 9_16              8       10 5_16
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                  (1.67)(d)     11.89         20.22         14.76         (17.55)         3.35





                                          Six Months Ended
                                            March 31, 2003                                    Year Ended September 30,
                                                                 -------------------------------------------------------------------

                                      (Unaudited)            2002(a)           2001           2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
   DATA (%):

Ratio of expenses to average
   net assets applicable
   to Common Stock                          1.40(e,f,g)      1.38(f,g)         1.39(f,g)      1.25(f,g)      .84           .85

Ratio of net investment
   income to average
   net assets applicable
   to Common Stock                          8.29(e,f,g)      8.61(f,g)         8.49(f,g)      7.91(f,g)      5.63         5.78

Portfolio Turnover Rate                    22.96(d)         36.81             10.07          19.03          27.05        20.95

Asset coverage of
   Preferred Stock,
   end of Period                             289              294               299            295             --           --
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, net of
   Preferred Stock,
   end of period ($ x 1,000)             538,435          554,757           565,725        548,939        550,755      595,693

Preferred Stock outstanding,
   end of period ($ x 1,000)             285,000          285,000           285,000        285,000             --           --

(A)  AS REQUIRED, EFFECTIVE OCTOBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS
     OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
     AMORTIZING DISCOUNT OR PERMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON
     A DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED SEPTEMBER 30,
     2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET
     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS BY LESS THAN $.01 AND
     INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM
     8.58% TO 8.61%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS
     PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN
     PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  CALUCULATED BASED ON MARKET VALUE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

(F)  DOES NOT REFLECT THE EFFECT OF DIVIDENDS TO PREFERRED STOCK SHAREHOLDERS.

(G)  THE RATIO OF EXPENSES TO TOTAL AVERAGE NET ASSETS AND THE RATIO OF NET
     INVESTMENT INCOME TO TOTAL AVERAGE NET ASSETS WERE .92% AND 5.43%,
     RESPECTIVELY, FOR THE SIX MONTHS ENDED MARCH 31, 2003, .91% AND 5.69%,
     RESPECTIVELY, FOR THE YEAR ENDED SEPTEMBER 30, 2002, .92% AND 5.65%,
     RESPECTIVELY, FOR THE YEAR ENDED SEPTEMBER 30, 2001 AND .92% AND 5.79%,
     RESPECTIVELY, FOR THE YEAR ENDED SEPTEMBER 30, 2000.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1-- Significant Accounting Policies:

Dreyfus Strategic Municipals, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified closed-end management investment company. The fund's investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. The fund' s Common Stock trades on the New York Stock Exchange under the ticker symbol LEO.

The fund has outstanding 2,280 shares of Series M, Series T, Series W, Series TH and Series F for a total of 11,400 shares of Auction Preferred Stock ("APS"), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividends rates are determined pursuant to periodic auctions. Bankers Trust, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .25% of the purchase price of the shares of APS placed by the broker-dealer in an auction.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

The holders of the APS, voting as a separate class, have the right to elect at least two directors. The holders of the APS will vote as a separate class on certain other matters, as required by law. The fund has designated Robin R. Pringle and John E. Zuccotti to represent holders of APS on the fund's Board of Directors.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.


(a) Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued on the last business day of each week and month by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on
the    last    business    day    of    each    week    and    month.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(c)  Dividends  to  shareholders  of  Common  Stock  ("Common Shareholders(s)"):
Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

For Common Shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) based on the record date's respective prices. If the net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date's net asset value on the payable date of the distribution. If the net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the market price is lower than the net asset value per share on the record date, The Bank of New York will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly. As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

On March 31, 2003, the Board of Directors declared a cash dividend to Common Shareholders of $.060 per share from investment income-net, payable on April 28, 2003 to Common Shareholders of record as of the close of business on April 14, 2003.

(d) Dividends to shareholders of APS: For APS, dividends are currently reset every 7 days for Series M and Series Th. The dividend rate for Series T will be in effect until July 21, 2003. The dividend rate for Series W will be in effect until December 4, 2003. The dividend rate for Series F will be in effect until February 14, 2005. The dividend rates in effect at March 31, 2003 were as follows: Series M-.90% , Series T-1.75% , Series W-1.65%, Series TH-1.10% and Series F-1.64%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The  fund  has unused capital loss carryover of $9,912,633 available for federal
tax   purposes   to   be   applied   against  future  net  securities  profits,

if any, realized subsequent to September 30, 2002. If not applied, $9,836,505 of the carryover expires in fiscal 2009 and $76,128 expires in fiscal 2010.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2002 was as follows: tax exempt income $43,989,948. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2003, the fund did not borrow under the line of credit.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .75 of 1% of the value of the fund's average weekly net assets and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the fund's aggregate expenses, exclusive of taxes, interest on borrowings, brokerage and extraordinary expenses, in any full fiscal year exceed the lesser of (1) the expense limitation of any state having jurisdiction over the fund or (2) 2% of the first $10 million, 1 1_2% of the next $20 million and 1% of the excess over $30 million of the average value of the fund's net assets. During the period ended March 31, 2003, there was no expense reimbursement pursuant to the Agreement.

(b) The fund compensates Boston Safe Deposit and Trust Company, an affiliate of the Manager, under a custody agreement for providing custodial services to the fund. During the period ended March 31, 2003, $69,922 was charged by Boston Safe Deposit and Trust Company pursuant to the custody agreement.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(c) Through January 27th, 2003, each director who is not an "affiliated person" as defined in the Act received from the fund an annual fee of $4,500 and an attendance fee of $500 per meeting. Each such director also serves as a board member of other Funds within the Dreyfus complex (collectively, the "Fund Group" ). After January 27th, 2003, Board compensation was changed from a "Fund by Fund" basis to a "Fund Group" basis, such that each such director now receives an annual fee of $30,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2003, amounted to $182,965,922 and $182,708,471, respectively.

At  March  31,  2003, accumulated net unrealized appreciation on investments was
$9,063,606,   consisting   of  $40,965,531  gross  unrealized  appreciation  and
$31,901,925 gross unrealized depreciation.

At March 31, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


NOTES

OFFICERS AND DIRECTORS
Dreyfus Strategic Municipals, Inc.

200 Park Avenue
New York, NY 10166

DIRECTORS

Joseph S. DiMartino

David W. Burke

William Hodding Carter, III

Ehud Houminer

Richard C. Leone

Hans C. Mautner

Robin A. Pringle(*)

John E. Zuccotti(*)

* AUCTION PREFERRED STOCK DIRECTORS

OFFICERS

President
      Stephen E. Canter

Vice President
      Mark N. Jacobs

Executive Vice Presidents
      Stephen Byers
      Paul Disdier

Secretary
      John B. Hammalian

Assistant Secretaries
      Steven F. Newman
      Michael A. Rosenberg

Treasurer
      James Windels

Assistant Treasurers
      Gregory S. Gruber
      Kenneth J. Sandgren

Anti-Money Laundering Compliance Officer

      William Germenis

PORTFOLIO MANAGERS:

Joseph P. Darcy

A. Paul Disdier

PORTFOLIO MANAGERS (CONTINUED)

Douglas J. Gaylor

Joseph A. Irace

Colleen A. Meehan

W. Michael Petty

Scott Sprauer

James Welch

Monica S. Wieboldt

INVESTMENT ADVISER

The Dreyfus Corporation

CUSTODIAN

Boston Safe Deposit
and Trust Company

COUNSEL

Stroock & Stroock & Lavan LLP

TRANSFER AGENT,
DIVIDEND DISBURSING AGENT
AND REGISTRAR

The Bank of New York (Common Stock)
Bankers Trust (Auction Preferred Stock)

AUCTION AGENT
Bankers Trust (Auction Preferred Stock)

STOCK EXCHANGE LISTING
NYSE Symbol: LEO

INITIAL SEC EFFECTIVE DATE
9/23/87

THE NET ASSET VALUE APPEARS IN THE FOLLOWING PUBLICATIONS: BARRON'S, CLOSED-END BOND FUNDS SECTION UNDER THE HEADING "MUNICIPAL BOND FUNDS" EVERY MONDAY; WALL STREET JOURNAL, MUTUAL FUNDS SECTION UNDER THE HEADING "CLOSED-END BOND FUNDS" EVERY MONDAY; NEW YORK TIMES, BUSINESS SECTION UNDER THE HEADING "CLOSED-END BOND FUNDS--NATIONAL MUNICIPAL BOND FUNDS" EVERY SUNDAY.

NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT THE FUND MAY PURCHASE SHARES OF ITS COMMON STOCK IN THE OPEN MARKET WHEN IT CAN DO SO AT PRICES BELOW THE THEN CURRENT NET ASSET VALUE PER SHARE.

                                                             The Fund


                 For More Information

                        Dreyfus Strategic
                        Municipals, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Boston Safe Deposit and
                        Trust Company
                        One Boston Place
                        Boston, MA 02108

                        Transfer Agent &
                        Dividend Disbursing Agent
                        and Registrar
                        (Common Stock)

                        The Bank of New York
                        101 Barclay Street
                        New York, NY 10286

(c) 2003 Dreyfus Service Corporation                                  853SA0303